Equity	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Equity

Note 14	Equity
14.1    Share capital and share premium
The following table shows the development of the number of outstanding shares:

	Period ended June 30
Number of shares	2026	2025
OUTSTANDING AS AT JANUARY 1	173,415,423	162,397,202
Share-based compensation exercises	337,675	—
Capital Increase	15,893,817	7,666,666
OUTSTANDING AT HALF YEAR END	189,646,915	170,063,868
During the six months ended June 30, 2026, 15,893,817 new ordinary shares of the Company (the “New Shares”) were issued, resulting in immediate gross proceeds of €37.0 million. Thereof transaction costs of €2.7 million were deducted. Each New Share had one share warrant attached (a “Warrant” and, together with the New Share to which it is attached, defined as an “ABSA”, or Actions à Bons de Souscription d'Actions) at a subscription price of €2.33 per ABSA. If all the Warrants attached to the New Shares are exercised, up to 15,893,817 additional new ordinary shares (the “Warrant Shares”) will be issued by the Company for an amount of approximately €47.0 million.
One warrant entitles its holder to subscribe to one Share of the Company (the “Exercise Ratio”), at an exercise price of €2.96 per ordinary share (the “Exercise Price”). The exercise is possible to the earliest of:
(i) the 30th calendar day following receipt by the Company of the FDA regulatory approval for its investigational 6-valent OspA-based Lyme disease vaccine candidate (LB6V, formerly known as VLA15) and

(ii) the third business day (included) prior to March 31, 2028 (the “Exercise Period”). This due date shall automatically be extended to September 30, 2028, and the Exercise Period prolonged accordingly, if as of March 1, 2028:
(i) the FDA has determined that the application for the FDA regulatory approval was sufficiently complete to permit a substantive review and
(ii) the FDA regulatory approval has not yet been obtained, such maturity date shall automatically be extended to September 30, 2028 and the Exercise Period shall be correspondingly extended.
The Warrants are not listed on a regulated market or multilateral trading facility but are admitted to the operations of Euroclear France SA (ISIN: FR00140188J5). The Warrants were detached from the New Shares upon their issuance.

in € thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Warrant reserve	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2026	52,820	(2,563)	(645)	43,224	—	(9,517)	83,318
Currency translation differences	—	(387)	—	—	—	—	(387)
Defined benefit plan actuarial losses	—	7	—	—	—	—	7
Share-based compensation expense	—	—	—	3,363	—	—	3,363
Capital increase with share warrant	—	—	—	—	4,231	—	4,231
BALANCE AS AT JUNE 30, 2026	52,820	(2,943)	(645)	46,586	4,231	(9,517)	90,532

in € thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Warrant reserve	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2025	52,820	(3,151)	(645)	33,696	—	(9,517)	73,203
Currency translation differences	—	1,402	—	—	—	—	1,402
Defined benefit plan actuarial gains	—	24	—	—	—	—	24
Share-based compensation expense	—	—	—	4,498	—	—	4,498
Capital increase with share warrant	—	—	—	—	—	—	—
BALANCE AS AT JUNE 30, 2025	52,820	(1,725)	(645)	38,194	—	(9,517)	79,126
Other regulated reserves contain a non-distributable mandatory legal reserve from the merger with Intercell AG.
The Company did not obtain a dividend from its subsidiaries or pay a dividend to its shareholders in 2026 and 2025.

Warrant reserve
The capital increase with share warrant is accounted for as an equity issuance in its entirety. The consideration is allocated between share capital and share premium for the consideration received for issued shares in course of the capital increase, and between a separate warrant reserve within equity for the consideration received for the warrants granted. The allocation of the proceeds received between the share issue and the warrants is based on relative fair value.
The issue price of one ABSA was €2.33 (including €0.15 par value and €2.18 share issue premium). The theoretical value of a Warrant using the Black-Scholes method is €0.30. The proceeds from the ABSA issue amounted to €37.0 million and have been allocated to the share issue and the warrant issue based on their relative stand alone fair values at the commitment and pricing date June 30, 2026. The fair value of the share issue has been determined based on the quoted opening Valneva share price. The fair value of the warrants is based on the Black-Scholes valuation. The key inputs used in the Black-Scholes model were as follows:
◦Commitment and pricing date: April 30, 2026
◦Issue Date: May 5, 2026
◦Underlying: Valneva SE ordinary shares (Euronext Paris: VLA), nominal €0.15
◦Volume: 15,893,817 warrants, exercise ratio 1:1
◦Issue price per ABSA: €2.33 (par value €0.15 + share premium €2.18)
◦3-day VWAP reference: €2.37
◦Volatility : 37.5%
◦Exercise price: €2.96 per share (25% premium to 3-day VWAP)
◦Exercise period: From the Business Day after issuance until the earlier of (i) 30 calendar days after FDA approval of LB6V or (ii) 3 Business Days before March 31, 2028
◦Extended maturity: Automatic extension to September 30, 2028 if the FDA review is ongoing as of March 1, 2028
◦Settlement: Physical delivery of shares (no cash or net-share alternative)